Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Income Before Income Tax Domestic And Foreign [Table Text Block]
The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2013	2014	2015
	US$	US$	US$
– Domestic	(7,177,897)	(9,264,032)	(12,188,901)
– Foreign	(4,371,884)	1,639,852	(1,608,878)
Loss before income taxes and equity in net loss (earning) of equity method investee	(11,549,781)	(7,624,180)	(13,797,779)
Current income tax expense (benefit)	(33,248)	(152,774)	14,791

Schedule Of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of comprehensive loss is as follows:

	2013	2014	2015
	US$	US$	US$
Loss before income taxes and equity in net loss (earning) of equity method investee	(11,549,781)	(7,624,180)	(13,797,779)

Indian statutory income tax rate	32.445%	33.990%	34.608%

Expected income tax expense	(3,747,327)	(2,591,459)	(4,775,135)

Tax effect of:–
Adjustments to reconcile expected income tax expense to reported income tax expense:

Employee stock-based compensation	245,313	163,683	147,674
Valuation allowance recognized during the year	3,060,830	1,998,669	4,875,019
Goodwill impairment	648,900	—	—
Tax in foreign jurisdictions	(142,710)	262,459	(247,558)
Earnings (loss) of equity method investees	27,354	—	—
Others	(125,608)	13,874	14,791
Income tax expense (benefit)	(33,248)	(152,774)	14,791

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]
The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2014	2015
	US$	US$
Net operating loss carry forwards	7,262,789	10,354,525
Depreciation and amortization	5,573,817	7,530,972
Allowances for doubtful accounts receivables	218,415	229,168
Employee benefits	320,564	330,849
Minimum alternate tax credit	284,859	273,526
Loss of equity method investees	256,483	250,758
Gross deferred tax assets	13,916,927	18,969,798
Valuation allowance	(13,916,927)	(18,969,798)
Deferred tax assets	—	—

Summary Of Valuation Allowance [Table Text Block]
Movements in valuation allowance:

	As of March 31,
	2014	2015
	US$	US$
Balance as at beginning of the year	12,673,121	13,916,927
Valuation allowance recognized during the year	1,998,669	4,875,019
Increase (reduction) in deferred tax asset and corresponding valuation allowance pertaining to earlier years	(41,757)	691,218
Effect of currency translation	(713,106)	(513,366)
Balance as at end of the year	13,916,927	18,969,798